                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-03225

                          SECURITY MUNICIPAL BOND FUND
               (Exact name of registrant as specified in charter)

              ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
               (Address of principal executive offices) (Zip code)

                           MICHAEL G. ODLUM, PRESIDENT
                          SECURITY MUNICIPAL BOND FUND
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (785) 438-3000

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.



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ITEM 1. SCHEDULE OF INVESTMENTS.


                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)
                          SECURITY MUNICIPAL BOND FUND

                                                                       PRINCIPAL            MARKET
                                                                        AMOUNT               VALUE
MUNICIPAL BONDS - 99.0%
ARIZONA - 2.0%
Arizona State Transportation Board, 5.00% - 2013                       $ 250,000         $   278,247
                                                                                          ----------
                                                                                             278,247
                                                                                          ----------

CALIFORNIA - 4.0%
California Infrastructure & Economic Development, 5.00% - 2015           200,000             219,272
California State FSA-Cr, 6.00% - 2016                                    200,000             240,004
Los Angeles California Regional Airports Revenue, 1.70% - 2025 (1)       100,000             100,000
                                                                                          ----------
                                                                                             559,276
                                                                                          ----------

FLORIDA - 2.0%
Florida State Board of Education, 5.00% - 2011                           250,000             276,822
                                                                                          ----------
                                                                                             276,822
                                                                                          ----------

ILLINOIS - 9.6% Chicago, IL Board of Education:
     5.75% - 2027                                                        225,000             253,708
     5.75% - 2028                                                         25,000              27,436
Chicago, IL Midway Airport, 5.625% - 2029                                250,000             261,347
Cook County, IL, 5.625% - 2016                                           275,000             303,391
Illinois Development Finance Authority, 5.25% - 2012                     220,000             247,280
Illinois Educational Facility, Northwestern University, 5.50% - 2013     225,000             253,530
                                                                                          ----------
                                                                                           1,346,692
                                                                                          ----------

INDIANA - 3.7%
Indiana Bond Bank, 5.00% - 2023                                          500,000             515,730
                                                                                          ----------
                                                                                             515,730
                                                                                          ----------

KANSAS - 2.0%
Wyandotte County, Kansas City, KS Unified Government Utility
     System, 5.75% - 2024                                                250,000             278,473
                                                                                          ----------
                                                                                             278,473
                                                                                          ----------

MARYLAND - 6.2%
Maryland State Health & Higher Education Carroll County General
     Hospital, 6.00% - 2017                                              300,000             327,207
Northeast Maryland Waste Disposal Authority, 5.50% - 2016                500,000             547,570
                                                                                          ----------
                                                                                             874,777
                                                                                          ----------


MASSACHUSETTS - 2.8%
Massachusetts State Water Pollution Abatement Trust:
     5.75% - 2029                                                         70,000              80,289
     5.75% - 2029                                                        280,000             309,408
                                                                                          ----------
                                                                                             389,697
                                                                                          ----------

MICHIGAN - 4.1%
Michigan State, 5.50% - 2015                                             500,000             584,200
                                                                                          ----------
                                                                                             584,200
                                                                                          ----------


NEVADA - 7.4%
Clark County, NV School District, 5.50% - 2016                         1,000,000           1,037,240
                                                                                          ----------
                                                                                           1,037,240
                                                                                          ----------

NEW JERSEY - 7.2%
North Brunswick Township, NJ Board of Education, 6.30% - 2013          1,000,000           1,015,740
                                                                                          ----------
                                                                                           1,015,740
                                                                                          ----------

                                       1

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
                                                                       PRINCIPAL            MARKET
                                                                        AMOUNT               VALUE
MUNICIPAL BONDS (CONTINUED)
NEW YORK - 19.3%
New York, NY City Municipal Water Finance Authority, 5.50% - 2023      $ 250,000         $   256,887
New York, NY Transitional Finance Authority, 5.50% - 2017                250,000             279,273
New York State Dorm Authority, 5.50% - 2012                              750,000             861,825
New York State Environmental Facilities Corporation, 5.00% - 2016        460,000             517,983
New York State Mortgage Agency, 6.125% - 2030                             60,000              60,093
New York State Urban Development Corporation, 5.375% - 2025              700,000             745,892
                                                                                          ----------
                                                                                           2,721,953
                                                                                          ----------

OREGON - 1.9%
Umatilla County, Oregon Hospital Facility, 5.00% - 2008                  250,000             268,800
                                                                                          ----------
                                                                                             268,800
                                                                                          ----------

PENNSYLVANIA - 6.0%
Delaware Valley PA Regional Financial Authority, 5.50% - 2028            250,000             279,978
Philadelphia, PA School District, 5.50% - 2031                           500,000             571,375
                                                                                           ---------
                                                                                             851,353
                                                                                          ----------

PUERTO RICO - 4.1%
Puerto Rico Electric Power Authority, 5.25% - 2014                       500,000             572,410
                                                                                          ----------
                                                                                             572,410
                                                                                          ----------

TENNESSEE - 3.8%
Memphis-Shelby County, TN Airport Authority, 6.00% - 2024                300,000             334,050
Tennessee Housing Development Agency, 6.35% - 2031                       190,000             199,299
                                                                                          ----------
                                                                                             533,349
                                                                                          ----------

TEXAS - 6.8%
Lower Colorado River Authority, Texas, 6.00% - 2013                      250,000             284,855
North Harris Montgomery Community College, 5.375% - 2016                 500,000             557,360
North Texas Municipal Water District Water System, 5.00% - 2015          105,000             115,420
                                                                                          ----------
                                                                                             957,635
                                                                                          ----------

WASHINGTON - 6.1%
Energy Northwest Washington Electric, 6.00% - 2016                       500,000             580,520
Seattle, WA, 5.75% - 2028                                                250,000             276,488
                                                                                          ----------
                                                                                             857,008
                                                                                          ----------
TOTAL MUNICIPAL BONDS                                                                     13,919,402
     (cost $13,107,869)

CASH & OTHER ASSETS, LESS LIABILITIES - 1.0%                                                 143,173
                                                                                          ----------
TOTAL NET ASSETS - 100.0%                                                                $14,062,575
                                                                                          ==========


For federal income tax purposes the identified cost of investments owned at September 30, 2004 was $13,435,258. For federal income tax purposes, the net unrealized appreciation on investments amounted to $484,144 which consisted of $497,001 of aggregate gross unrealized appreciation and $12,857 of aggregate gross unrealized depreciation.

(1) Variable rate security. Rate indicated is rate effective at September 30, 2004.

Please refer to the Fund's most recent semi-annual or annual financial statement for information regarding the Fund's policy regarding valuation of investments and other significant accounting policies.


                                       2
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ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no significant changes in the registrant's internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.



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                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                    SECURITY MUNICIPAL BOND FUND

                                    By:   /s/ MICHAEL G. ODLUM
                                          --------------------------------------
                                          Michael G. Odlum, President

                                    Date: November 24, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                    By:   /s/ MICHAEL G. ODLUM
                                          --------------------------------------
                                          Michael G. Odlum, President

                                    Date: November 24, 2004


                                    By:   /s/ BRENDA M. HARWOOD
                                          --------------------------------------
                                          Brenda M. Harwood, Treasurer

                                    Date: November 24, 2004